Variable Interest Entities - OMFH Consumer Loan Securitization (Details) $ in Millions			12 Months Ended
	Oct. 31, 2015 USD ($)	Apr. 17, 2014 USD ($)	Dec. 31, 2015 securitization	Nov. 15, 2015	May 21, 2015 USD ($)	Dec. 31, 2014	Jul. 30, 2014 USD ($)
Debt Instrument [Line Items]
Weighted average interest rates on long-term debt at period end (as a percent)			5.39%			7.26%
Consolidated VIEs | OneMain Financial Issuance Trust 2014-1 | Securitizations | Personal Loans
Debt Instrument [Line Items]
Fixed-rate Funding Note, principal balance		$ 760					$ 1,200
Line of Credit Facility, Draw Period		23 months
Fixed-rate funding note, unpaid principal balance	$ 760
Weighted average interest rates on long-term debt at period end (as a percent)				2.57%
Consolidated VIEs | OneMain Financial Issuance Trust 2014-2 | Securitizations | Personal Loans
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period		23 months
Fixed-rate funding note, unpaid principal balance	1,200
Weighted average interest rates on long-term debt at period end (as a percent)				3.09%
Consolidated VIEs | OneMain Financial Issuance Trust 2015-1 | Securitizations | Personal Loans
Debt Instrument [Line Items]
Fixed-rate Funding Note, principal balance							$ 1,200
Line of Credit Facility, Draw Period		35 months
Fixed-rate funding note, unpaid principal balance	$ 1,200
Weighted average interest rates on long-term debt at period end (as a percent)				3.88%
Consolidated VIEs | OneMain Financial Issuance Trust 2015-2 | Securitizations | Personal Loans
Debt Instrument [Line Items]
Fixed-rate Funding Note, principal balance					$ 1,300
Line of Credit Facility, Draw Period		23 months
Weighted average interest rates on long-term debt at period end (as a percent)				3.25%
Consolidated VIEs | OneMain Financial Issuance Trust 2015-3 | Securitizations | Personal Loans
Debt Instrument [Line Items]
Fixed-rate Funding Note, principal balance					$ 293
Line of Credit Facility, Draw Period		59 months
Weighted average interest rates on long-term debt at period end (as a percent)				4.31%
OneMain Financial Holdings, Inc.
Debt Instrument [Line Items]
Number of On-balance sheet consumer securitizations | securitization			5